Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary Shares, par value	€ 0.05	€ 0.05
Ordinary Shares, shares authorized	810,000,000	810,000,000
Ordinary Shares, shares issued	589,346,275	585,201,576
Ordinary Shares, shares outstanding	589,346,275	585,201,576
Executive Shares, par value	€ 1.25	€ 1.25
Executive Shares, shares authorized	1,000	1,000
Executive Shares, shares issued	1,000	1,000
Executive Shares, shares outstanding	1,000	1,000
"B" Executive Share, par value	€ 0.05	€ 0.05
"B" Executive Shares, shares authorized	25,000	25,000
"B" Executive Shares, shares issued	21,375	21,375
B Executive Shares, shares outstanding	21,375	21,375